Income Taxes (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2019
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statuatry income tax rate percentage	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Statuatry income tax rate percentage	25.00%
High and New Technology Enterprise [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage			15.00%
Huadi Steel [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage	15.00%	15.00%